Condensed Financial Statements of Parent Company (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Balance Sheets

Condensed Financial Information of the Parent Company

BALANCE SHEETS

	December 31,	December 31,
	2018	2019
	RMB	RMB	US$(Note2(e))
ASSETS
Current assets:
Cash and cash equivalents	2,023,415,810	148,279,138	21,298,965
Short-term investments	—	498,100,680	71,547,686
Prepayments and other current assets	29,631,942	8,030,839	1,153,558
Total current assets	2,053,047,752	654,410,657	94,000,209
Other non-current assets	—	6,251,505	897,974
Total non-current assets	—	6,251,505	897,974
Total assets	2,053,047,752	660,662,162	94,898,183
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	5,558,005	2,640,434	379,275
Non-current liabilities:
Convertible loan	—	1,218,905,676	175,084,845
Other non-current liabilities	9,686,219	7,212,463	1,036,005
Payables to subsidiaries and VIEs	523,296,223	133,385,543	19,159,635
Total non-current liabilities	532,982,442	1,359,503,682	195,280,485
Total liabilities	538,540,447	1,362,144,116	195,659,760
Shareholders’ equity (deficit):
Class A ordinary shares (US$0.0001 par value, 50,000,000 shares authorized as of December 31, 2018 and 2019; 37,022,806 shares and 40,812,245 issued as of December 31, 2018 and 2019, 27,522,806 shares and 32,176,825 shares outstanding as of December 31, 2018 and 2019)	16,292	20,260	2,910
Class B ordinary shares (US$0.0001 par value; 34,248,442 shares authorized as of December 31, 2018 and 2019; 34,248,442 shares and 32,937,193 shares issued and outstanding as of December 31, 2018 and 2019)	25,255	24,391	3,504
Additional paid-in capital	3,684,130,058	4,321,100,861	620,687,302
Treasury stock (US$0.0001 par value; 9,500,000 and 8,635,420 shares as of December 31, 2018 and December 31, 2019, respectively)	—	(142,228,779)	(20,429,886)
Accumulated other comprehensive loss	(16,428,875)	(17,934,525)	(2,576,132)
Accumulated deficit	(2,153,235,425)	(4,862,464,162)	(698,449,275)
Total shareholders’ equity (deficit)	1,514,507,305	(701,481,954)	(100,761,577)
Total liabilities and shareholders’ equity	2,053,047,752	660,662,162	94,898,183

Statements of Comprehensive Loss

STATEMENTS OF COMPREHENSIVE LOSS

	2017	2018	2019
	RMB	RMB	RMB	US$(Note 2 (e))
Operating expenses:
General and administrative	(3,933,590)	(959,590,151)	(287,026,788)	(41,228,818)
Total operating expenses	(3,933,590)	(959,590,151)	(287,026,788)	(41,228,818)
Loss from operations	(3,933,590)	(959,590,151)	(287,026,788)	(41,228,818)
Investment income	36,082	3,098,150	—	—
Interest income	471	23,805,861	44,271,057	6,359,139
Interest expense	—	—	(26,878,316)	(3,860,829)
Loss from subsidiaries and VIEs	(47,242,850)	(1,010,863,748)	(2,439,594,690)	(350,425,851)
Loss before provision for income taxes	(51,139,887)	(1,943,549,888)	(2,709,228,737)	(389,156,359)
Provision for income taxes	—	—	—	—
Net loss	(51,139,887)	(1,943,549,888)	(2,709,228,737)	(389,156,359)
Preferred share redemption value accretion	(6,012,783)	(101,806,743)	—	—
Gains on repurchase of convertible redeemable preferred Shares	—	18,332,152	—	—
Deemed dividend to preferred shareholders	—	(1,916,871)	—	—
Net loss attributable to ordinary shareholders	(575,152,670)	(2,028,941,350)	(2,709,228,737)	(389,156,359)
Net loss	(51,139,887)	(1,943,549,888)	(2,709,228,737)	(389,156,359)
Foreign currency translation adjustment, net of nil tax	24,651	(16,453,526)	(1,505,650)	(216,273)
Comprehensive loss	(51,115,236)	(1,960,003,414)	(2,710,734,387)	(389,372,632)

Statements of Cash Flows

STATEMENTS OF CASH FLOWS

	2018	2019
	RMB	RMB	US$(Note 2 (e))
Cash flows provided by/(used in) operating activities	23,710,900	39,182,532	5,628,219
Cash flows used in investing activities	(591,572,091)	(3,327,606,050)	(477,980,702)
Cash flows provided by financing activities	2,206,005,176	1,397,381,828	200,721,340
Effect of exchange rate changes on cash	118,146,408	15,905,018	2,284,613
Net increase in cash and cash equivalents	1,756,290,393	(1,875,136,672)	(269,346,530)
Cash and cash equivalents, beginning of year	267,125,417	2,023,415,810	290,645,495
Cash and cash equivalents, end of year	2,023,415,810	148,279,138	21,298,965